Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Total	$ 8,752,481	$ 9,243,703
Less: accumulated amortization	(594,565)	(446,122)
Intangible assets, net	8,157,916	8,797,581
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	8,731,398	9,228,119
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	13,718	9,802
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,365	$ 5,782